Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017	[1]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		¥ 33,924,340	¥ 32,648,387
Interest-earning deposits in other banks		40,646,920	43,209,662
Cash, due from banks and interest-earning deposits in other banks		74,571,260	75,858,049	[1]	¥ 64,009,770
Trading account assets		40,576,618	35,186,689
Investment securities		44,938,004	43,654,249
Loans-net of unearned income, unamortized premiums and deferred loan fees	[2]	116,883,941	117,035,895
Deposits		199,280,789	195,674,593
Funds borrowed:
Call money, funds purchased		2,450,320	2,452,543
Payables under repurchase agreements		25,224,632	18,134,594
Payables under securities lending transactions		913,087	8,170,218
Other short-term borrowings		6,732,118	6,881,262
Long-term debt		27,990,543	27,069,556
Trading account liabilities		13,009,492	12,222,331
Foreign [Member]
Foreign Activities Disclosure [Line Items]
Cash and due from banks		828,839	1,816,704
Interest-earning deposits in other banks		8,453,191	8,560,283
Cash, due from banks and interest-earning deposits in other banks		9,282,030	10,376,987
Trading account assets		26,991,984	23,904,678
Investment securities		8,779,340	7,692,969
Loans-net of unearned income, unamortized premiums and deferred loan fees		51,678,674	51,339,696
Deposits		49,044,234	45,818,648
Funds borrowed:
Call money, funds purchased		67,246	355,666
Payables under repurchase agreements		9,459,547	8,181,347
Payables under securities lending transactions		47,886	276,563
Other short-term borrowings		5,107,832	5,152,667
Long-term debt		2,697,463	2,223,246
Total		17,379,974	16,189,489
Trading account liabilities		¥ 3,897,844	¥ 4,251,049

[1]	The reclassification of certain items on the consolidated balance sheets resulted in reclassification of the consolidated statements of cash flows for the fiscal years ended March 31, 2017 and 2018, respectively. See Note 1 Reclassifications for further information.
[2]	The above table includes loans held for sale of ¥226,923 million and ¥291,794 million at March 31, 2018 and 2019, respectively.